Pledge of Assets	12 Months Ended
Dec. 31, 2018
Transfers and Servicing [Abstract]
Pledge of Assets
13.	PLEDGE OF ASSETS

As of December 31, 2017 and 2018, marketable securities amounting to Rmb24,383 and Rmb13,181 (US$1,917) are collateralized to secure the security trading margin facilities of the Company.